Noninterest Expense	12 Months Ended
Dec. 31, 2014
Disclosure Noninterest Expense [Abstract]
Noninterest Expense
Noninterest expense

The following table provides a breakdown of noninterest expense presented on the consolidated income statement.

Noninterest expense
(in millions)	2014	2013	2012
Staff:
Compensation	$3,630	$3,620	$3,531
Incentives	1,331	1,384	1,280
Employee benefits	884	1,015	950
Total staff	5,845	6,019	5,761
Professional, legal and other purchased services	1,339	1,252	1,222
Software	620	596	524
Net occupancy	610	629	593
Distribution and servicing	428	435	421
Furniture and equipment	322	337	331
Sub-custodian	286	280	269
Business development	268	317	275
Clearing	129	130	127
Communications	119	131	141
Other	783	768	726
Amortization of intangible assets	298	342	384
Litigation	953	24	488
Merger and integration and restructuring charges	177	46	71
Total noninterest expense	$12,177	$11,306	$11,333